Investment in equity accounted investees (Details Textual) - Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Investments accounted for using equity method [Line Items]
Proportion of ownership interest in joint venture	51.30%		51.30%	51.30%
Goodwill arising on investment in an associate	₨ 181	[1]	₨ 181	₨ 181

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.